Average Annual Total Returns{- Fidelity Flex Municipal Income Fund} - 12.31 Fidelity Flex Municipal Income Fund PRO-06 - Fidelity Flex Municipal Income Fund	Fidelity Flex Municipal Income Fund Return Before Taxes Past 1 year	Fidelity Flex Municipal Income Fund Return Before Taxes Since Inception		Fidelity Flex Municipal Income Fund After Taxes on Distributions Past 1 year	Fidelity Flex Municipal Income Fund After Taxes on Distributions Since Inception		Fidelity Flex Municipal Income Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Flex Municipal Income Fund After Taxes on Distributions and Sales Since Inception		LB015 Past 1 year	LB015 Since Inception
Total	3.79%	4.17%	[1]	3.79%	4.15%	[1]	3.18%	3.78%	[1]	5.21%	4.46%	[1]

[1]	(a)From October 12, 2017